Simplify Volatility Premium ETF
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 12 .6%
ProShares Short VIX Short-Term Futures ETF * (a) .................................... 108,000 $ 5,874,120
Schwab Short-Term U.S. Treasury ETF (b) .......................................... 1,000 51,190
Total Exchange-Traded Funds (Cost $ 5,489,789 ) .................................................. 5,925,310
Principal
U.S. Government Obligations – 0 .2%
U.S. Treasury Note, 0.13%, 4/30/2023(b)
(Cost $ 99,885 ) .............................................................. $ 100,000 99,881
Number of
Contracts Notional Amount
Purchased Option – 0 .1%
Calls – Exchange-Traded – 0 .1%
iPath Series B S&P 500 VIX Short-Term Futures ETN , October Strike Price
$ 71 , Expires 10/15/21 .......................................... 4,970 $ 35,287,000 57,155
Total Purchased Options (Cost $ 130,563 ) .......................................................... 57,155
Total Investments – 12.9%
(Cost $ 5,720,237 ) ........................................................................... $ 6,082,346
Other Assets in Excess of Liabilities – 87 .1% ........................................................ 40,973,989
Net Assets – 100.0% .......................................................................... $ 47,056,335
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.proshares.com.
(b) Securities with an aggregate market value of $151,071 have been pledged as collateral for purchased options as of September 30,
2021.
At September 30, 2021 open futures contracts sold were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
CBOE VIX Future ................................ (204) $ (4,665,031) 10/20/21 $ (279,413)
CBOE VIX Future ................................ (204) (4,831,924) 11/17/21 (232,029)
Total net unrealized depreciation $ (511,442)
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 12 .6%
U.S. Government Obligations ....................................................................... 0 .2%
Purchased Options ............................................................................... 0 .1%
Total Investments ................................................................................ 12 .9%
Other Assets in Excess of Liabilities .................................................................. 87 .1%
Net Assets ..................................................................................... 100 .0%